Quarterly Holdings Report
for
Fidelity® New Millennium ETF
October 31, 2022
OTF-NPRT1-1222
1.9897905.102
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	21,252	794,187
Entertainment - 0.5%
Endeavor Group Holdings, Inc. (a)	20,738	452,918
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	8,152	770,446
Media - 1.5%
Comcast Corp. Class A	38,964	1,236,717
TOTAL COMMUNICATION SERVICES		3,254,268
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	32,054	310,603
Aptiv PLC (a)	2,851	259,641
Magna International, Inc. Class A	3,654	203,637
		773,881
Automobiles - 0.6%
General Motors Co.	12,838	503,892
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (a)	277	517,846
Churchill Downs, Inc.	2,137	444,304
		962,150
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	2,736	259,236
NVR, Inc. (a)	67	283,929
		543,165
Internet & Direct Marketing Retail - 0.9%
Coupang, Inc. Class A (a)	27,169	469,209
eBay, Inc.	7,650	304,776
		773,985
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	8,478	71,215
Specialty Retail - 0.3%
Best Buy Co., Inc.	3,855	263,721
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	3,974	203,946
Ralph Lauren Corp.	2,398	222,271
Tapestry, Inc.	11,965	379,051
		805,268
TOTAL CONSUMER DISCRETIONARY		4,697,277
CONSUMER STAPLES - 3.2%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	674	251,597
Diageo PLC sponsored ADR	2,485	414,920
The Coca-Cola Co.	15,575	932,164
		1,598,681
Food & Staples Retailing - 1.3%
Walmart, Inc.	7,368	1,048,687
TOTAL CONSUMER STAPLES		2,647,368
ENERGY - 17.0%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	14,977	779,253
TechnipFMC PLC (a)	5,659	59,929
		839,182
Oil, Gas & Consumable Fuels - 16.0%
Canadian Natural Resources Ltd.	23,521	1,409,849
Cheniere Energy, Inc.	7,396	1,304,728
EQT Corp.	41,815	1,749,540
Exxon Mobil Corp.	32,903	3,645,977
Golar LNG Ltd. (a)	27,824	774,064
Hess Corp.	13,834	1,951,701
Range Resources Corp.	18,088	515,146
The Williams Companies, Inc.	32,073	1,049,749
Valero Energy Corp.	5,797	727,813
		13,128,567
TOTAL ENERGY		13,967,749
FINANCIALS - 17.7%
Banks - 7.2%
Bank of America Corp.	48,614	1,752,049
Comerica, Inc.	5,632	397,056
HDFC Bank Ltd. sponsored ADR	5,203	324,199
PNC Financial Services Group, Inc.	8,273	1,338,820
Wells Fargo & Co.	45,549	2,094,799
		5,906,923
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	2,807	967,040
Morgan Stanley	10,618	872,481
TPG, Inc.	13,445	413,434
		2,252,955
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	9,367	286,818
Insurance - 6.2%
American International Group, Inc.	34,095	1,943,415
Arch Capital Group Ltd. (a)	11,688	672,060
Chubb Ltd.	5,445	1,170,076
First American Financial Corp.	4,577	230,681
MetLife, Inc.	12,052	882,327
RenaissanceRe Holdings Ltd.	1,210	187,163
		5,085,722
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc.	49,612	1,035,402
TOTAL FINANCIALS		14,567,820
HEALTH CARE - 17.5%
Biotechnology - 1.2%
Amgen, Inc.	3,115	842,140
Day One Biopharmaceuticals, Inc. (a)	5,772	122,020
		964,160
Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co.	2,511	592,521
Boston Scientific Corp. (a)	14,696	633,545
Butterfly Network, Inc. Class A (a)	95,062	465,804
Embecta Corp.	449	13,883
Hologic, Inc. (a)	5,793	392,765
Masimo Corp. (a)	2,508	330,053
		2,428,571
Health Care Providers & Services - 6.1%
Centene Corp. (a)	9,869	840,148
Cigna Corp.	3,536	1,142,340
Guardant Health, Inc. (a)	5,336	264,132
Henry Schein, Inc. (a)	8,436	577,529
LifeStance Health Group, Inc. (a)	22,815	172,253
Oak Street Health, Inc. (a)	7,693	155,629
UnitedHealth Group, Inc.	3,335	1,851,425
		5,003,456
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	3,613	98,201
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	34,602	2,680,617
Eli Lilly & Co.	6,010	2,176,161
Sanofi SA sponsored ADR	9,120	394,258
Viatris, Inc.	67,203	680,766
		5,931,802
TOTAL HEALTH CARE		14,426,190
INDUSTRIALS - 11.8%
Aerospace & Defense - 5.2%
BWX Technologies, Inc.	7,604	433,276
General Dynamics Corp.	5,135	1,282,723
Huntington Ingalls Industries, Inc.	5,202	1,337,278
Northrop Grumman Corp.	2,253	1,236,920
		4,290,197
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	3,991	145,831
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	4,478	270,113
Jeld-Wen Holding, Inc. (a)	8,930	94,747
		364,860
Construction & Engineering - 0.7%
AECOM	4,575	344,406
Argan, Inc.	6,338	219,738
		564,144
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC	7,760	312,030
Industrial Conglomerates - 2.6%
General Electric Co.	27,765	2,160,395
Machinery - 0.6%
Donaldson Co., Inc.	4,626	265,764
Pentair PLC	5,246	225,316
		491,080
Professional Services - 0.8%
Leidos Holdings, Inc.	3,446	350,079
Science Applications International Corp.	2,686	291,001
		641,080
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	12,191	585,534
XPO Logistics, Inc. (a)	3,993	206,598
		792,132
TOTAL INDUSTRIALS		9,761,749
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	25,261	1,147,607
Ericsson (B Shares) sponsored ADR	44,075	245,498
		1,393,105
Electronic Equipment & Components - 0.9%
Keysight Technologies, Inc. (a)	4,015	699,212
IT Services - 3.0%
Akamai Technologies, Inc. (a)	4,629	408,880
Euronet Worldwide, Inc. (a)	2,269	190,619
Fidelity National Information Services, Inc.	4,175	346,483
Global Payments, Inc.	1,792	204,754
MongoDB, Inc. Class A (a)	1,827	334,396
Visa, Inc. Class A	4,932	1,021,713
		2,506,845
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	3,260	464,941
Intel Corp.	17,823	506,708
Skyworks Solutions, Inc.	2,071	178,127
		1,149,776
Software - 1.5%
Dynatrace, Inc. (a)	9,584	337,740
Microsoft Corp.	3,777	876,755
		1,214,495
TOTAL INFORMATION TECHNOLOGY		6,963,433
MATERIALS - 3.9%
Chemicals - 1.0%
Cabot Corp.	4,241	311,629
Nutrien Ltd.	5,912	499,564
		811,193
Containers & Packaging - 1.3%
Avery Dennison Corp.	2,180	369,619
O-I Glass, Inc. (a)	45,021	734,293
		1,103,912
Metals & Mining - 1.6%
Commercial Metals Co.	3,303	150,287
Freeport-McMoRan, Inc.	25,581	810,662
Royal Gold, Inc.	1,391	132,089
Steel Dynamics, Inc.	2,124	199,762
		1,292,800
TOTAL MATERIALS		3,207,905
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Cousins Properties, Inc.	7,101	168,720
Gaming & Leisure Properties	10,125	507,465
Healthcare Trust of America, Inc.	9,145	185,918
Orion Office (REIT), Inc.	258	2,417
Realty Income Corp.	3,988	248,333
Simon Property Group, Inc.	2,795	304,599
Spirit Realty Capital, Inc.	10,010	388,688
VICI Properties, Inc.	16,496	528,202
		2,334,342
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)	26,385	67,809
TOTAL REAL ESTATE		2,402,151
UTILITIES - 3.4%
Electric Utilities - 2.1%
Duke Energy Corp.	8,669	807,777
FirstEnergy Corp.	8,415	317,330
Southern Co.	9,904	648,514
		1,773,621
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	22,752	595,192
Vistra Corp.	20,177	463,466
		1,058,658
TOTAL UTILITIES		2,832,279
TOTAL COMMON STOCKS (Cost $69,702,693)		78,728,189

TOTAL INVESTMENT IN SECURITIES - 95.5% (Cost $69,702,693)	78,728,189
NET OTHER ASSETS (LIABILITIES) - 4.5%	3,681,471
NET ASSETS - 100.0%	82,409,660

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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